Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 24, 2016
Related Party Transaction [Line Items]
Consulting fees	$ 25,000	$ 25,000
Due from related party	6,250	6,250
Purchases from related party		19,000
Lease payments	1,147,000	564,000
Dakota Ag Properties [Member]
Related Party Transaction [Line Items]
Lease payments	435,000	401,000
Sanford Health Corporation [Member]
Related Party Transaction [Line Items]
Due from related party	0	10,000
Lease payments	$ 108,000	$ 152,000
Christiansen Land and Cattle Ltd [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit			$ 3,000,000.0